Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013
Rx Tax Advantaged Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001464413_SupplementTextBlock

STARBOARD INVESTMENT TRUST

RiskX Funds

Supplement to the Prospectus,
Summary Prospectuses and
Statement of Additional Information
September 4, 2014
This supplement to the Prospectus, Summary Prospectuses and Statement of Additional Information dated September 30, 2013 for the RiskX Funds ("Funds"), all series of the Starboard Investment Trust, updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863 .  You may obtain additional copies of the Prospectus, Summary Prospectuses and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Funds toll-free at the number above.
This supplement is to update language in the Prospectus dated September 30, 2013 relative to Net Annual Fund Operating Expenses for the Funds and the intent of FolioMetrix, the investment advisor to the Funds ("Advisor") to limit the total operating expense, including the fees and expenses of acquired mutual funds owned by the Funds as portfolio investments, effective June 1, 2014.
For each of the RiskX Funds, Chase Weaver, CFA is no longer a member of the portfolio management team. All references to Mr. Weaver in the Prospectus, Summary Prospectuses and Statement of Additional Information are hereby removed. The RiskX Funds, except for the Rx Dividend Income Fund, are managed by a portfolio management team comprised of Steven Wruble, CFA, Greg Rutherford, and D. Jerry Murphey.
Prospectus

For the Rx Traditional Equity Fund, the Rx Tax Advantaged Fund, the Rx Non Traditional Fund, the Rx High Income Fund, the Rx Traditional Fixed Income Fund, and the Rx Premier Managers Fund, each table titled "Annual Fund Operating Expenses" under the section titled "Fees and Expenses of the Fund" is revised by replacing the second footnote of such table in its entirety with the following:
The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.99% of the average daily net assets of the Fund through August 31, 2015.  The Expense Limitation Agreement may not be terminated prior to that date.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.  Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.

Investors Should Retain This Supplement for Future Reference